Consolidated Statements of Changes in Shareholders' Equity - ARS ($) $ in Millions	Share Capital [Member]	Treasury Shares [Member]	Inflation Adjustment of Share Capital and Treasury Shares [Member] [1]	Share Premium [Member]	Additional Paid-in Capital from Treasury Shares [Member]	Legal Reserve [Member]	Resolution Special Reserve [Member] [2]	Cost of Treasury Shares [Member]	Changes in Non-Controlling Interest [Member]	Currency Translation Adjustment Reserve [Member]	Reserve for Shared-Based Payments [Member]	Reserve for New Projects [Member]	Reserve for Defined Benefit Plans [Member]	Hedging Instruments [Member]	Reserve for the Acquisition of Securities Issued by the Company [Member]	Revaluation Surplus [Member]	Other Reserves from Subsidiaries [Member]	Total Other Reserves [Member] [3]	Retained Earnings [Member]	Subtotal [Member]	Non-Controlling Interest [Member]	Total
Begining Balance at Jun. 30, 2015	$ 495	$ 7	$ 65	$ 659	$ 13		$ 1,516	$ (32)	$ 210	$ 520	$ 82				$ 32			$ 812	$ 4,461	$ 8,028	$ 6,528	$ 14,556
Changes In Equity [Roll Forward]
Profit for the year																			5,167	5,167	3,951	9,118
Other comprehensive income / (loss) for the year										578			(6)	(24)				548		548	4,471	5,019
Total comprehensive income (loss) for the year										578			(6)	(24)				548	5,167	5,715	8,422	14,137
As resolved by Ordinary Shareholders' Meetings held on October 31 and November 26, 2015, 2016 & 2018 respectively
Legal reserve						83													(83)
Reserve for future dividends												31						31	(31)
Special reserve																					28	28
Other reserves																					25	25
Cash dividends																					(75)	(75)
Incorporation by business combination																					8,630	8,630
Reserve for share-based payments											17							17		17	39	56
Equity incentive plan granted					3						(4)							(4)	1
Changes in non-controlling interest									(92)									(92)		(92)	513	421
Cumulative / Currency translation adjustment of interest held before business combination										(58)								(58)		(58)	(33)	(91)
Acquisition of subsidiaries																					36	36
Capital reduction																					(4)	(4)
Share of changes in subsidiaries' equity																	45	45		45	51
Other comprehensive income																					(17)	(17)
Dividends distribution to non-controlling interest																					(615)	(615)
Reimbursement of expired dividends																			6	6		6
Contributions from non-controlling interest																					11	11
Ending Balance at Jun. 30, 2016	495	7	65	659	16	83	1,516	(32)	118	1,040	95	31	(6)	(24)	32		45	1,299	9,521	13,661	23,539	37,200
Changes In Equity [Roll Forward]
Profit for the year																			1,511	1,511	3,517	5,028
Other comprehensive income / (loss) for the year										1,083			(4)	35			(22)	1,092		1,092	4,264	5,356
Total comprehensive income (loss) for the year										1,083			(4)	35			(22)	1,092	1,511	2,603	7,781	10,384
As resolved by Ordinary Shareholders' Meetings held on October 31 and November 26, 2015, 2016 & 2018 respectively
Share distribution	4	(4)			3			7							(7)				(4)	(1)		(1)
Incorporation by business combination																					40	40
Reserve for share-based payments											13							13		13	99	112
Equity incentive plan granted					1			1			(5)							(4)	5	2		2
Changes in non-controlling interest									125								2	127		127	1,454	1,581
Acquisition of subsidiaries																					60	60
Capital reduction																					(6)	(6)
Other comprehensive income from subsidiaries																					11	11
Reclassifications of previous periods																					(133)	(133)
Release of reserve for future dividends												(31)						(31)	31
Dividends distribution to non-controlling interest																					(2,345)	(2,345)
Issuance of capital																					2,267	2,267
Contributions from non-controlling interest																					2	2
Capitalization of non-controlling interest																					(1)	(1)
Ending Balance at Jun. 30, 2017	499	3	65	659	20	83	1,516	(24)	243	2,123	103		(10)	11	25		25	2,496	11,064	16,405	32,768	49,173
Changes In Equity [Roll Forward]
Profit for the year																			5,392	5,392	12,388	17,780
Other comprehensive income / (loss) for the year										1,882			(38)	(52)		93	31	1,916		1,916	15,016	16,932
Total comprehensive income (loss) for the year										1,882			(38)	(52)		93	31	1,916	5,392	7,308	27,404	34,712
As resolved by Ordinary Shareholders' Meetings held on October 31 and November 26, 2015, 2016 & 2018 respectively
Legal reserve						30													(30)
Reserve for new projects												1,371						1,371	(1,371)
Cash dividends distribution																			(395)	(395)		(395)
Incorporation by business combination
Reserve for share-based payments											7							7		7	45	52
Acquisition of treasury shares	(17)	17						(763)										(763)		(763)	1	(762)
Equity incentive plan granted					1			2			(2)									1		1
Changes in non-controlling interest																					3,623	3,623
Changes of interest in subsidiaries									(1,693)									(1,693)		(1,693)	9	(1,684)
Loss of control in subsidiary																					(7,331)	(7,331)
Share of changes in subsidiaries' equity																			55	55		55
Dividends distribution to non-controlling interest																					(2,135)	(2,135)
Issuance of capital																					4	4
Capitalization of non-controlling interest																					7	7
Irrevocable contributions																					1	1
Ending Balance at Jun. 30, 2018	$ 482	$ 20	$ 65	$ 659	$ 21	$ 113	$ 1,516	$ (785)	$ (1,450)	$ 4,005	$ 108	$ 1,371	$ (48)	$ (41)	$ 25	$ 93	$ 56	$ 3,334	$ 14,715	$ 20,925	$ 54,396	$ 75,321

[1]	Includes Ps. 1 and Ps. 1 of inflation adjustment of Treasury shares as of June 30, 2018, 2017 and 2016, respectively.
[2]	Related to CNV General Resolution N 609/12. See Note 18.
[3]	Group's other reserves for the year ended June 30, 2016, 2017 & 2018 respectively were as follows: